Taxation - Summary of Reconciliation of Income Tax (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%